UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30,
2011
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[X] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 November 8, 2011
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   93
Form 13F Information Table Value Total:  $6,046 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
BANK OF AMERICA CORP		COM	060505104	24	4000 SH		SOLE		4000
BLACKROCK INCOME OPPTY TRST	COM	092475102	162	16500 SH	SOLE		16500
BOULDER GROWTH & INCOME FUND	COM	101507101	24	4450 SH		SOLE		4450
BOULDER TOTAL RETURN FUND	COM	101541100	19	1425 SH		SOLE		1425
DELTA AIR LINES INC		COM	247361702	2	256 SH		SOLE		256
FORT DEARBORN INCOME SEC	COM	347200107	88	5460 SH		SOLE		5460
HEWLETT-PACKARD CO		COM	428236103	45	2000 SH		SOLE		2000
ISHARES MSCI BRAZIL		COM	464286400	130	2500 SH		SOLE		2500
ISHARES MSCI SOUTH KOREA IND	COM	464286772	49	1050 SH		SOLE		1050
ISHARES MSCI GERMANY INDEX	COM	464286806	46	2500 SH		SOLE		2500
ISHARES MSCI JAPAN INDEX FD	COM	464286848	114	12100 SH	SOLE		12100
ISHARES DJ US TRANSPORT AVG	COM	464287192	30	400 SH		SOLE		400
ISHARES PHLX SOX SEMICONDUCT	COM	464287523	39	850 SH		SOLE		850
ISHARES S&P NAT AMT-FREE MUN	COM	464288414	166	1555 SH		SOLE		1555
ISHARES DJ US HOME CONSTRUCT	COM	464288752	74	8300 SH		SOLE		8300
ISHARES DJ US HEALTH CAR PRO	COM	464288828	28	550 SH		SOLE		550
MFS CHARTER INCOME TRUST	COM	552727109	37	4375 SH		SOLE		4375
MORGAN STANLEY CHINA A SHARE	COM	617468103	108	5100 SH		SOLE		5100
NUVEEN MICH QUALITY INC MUNI	COM	670979103	0	2243 SH		SOLE		2243
RIVUS BOND FUND			COM	769667106	41	2255 SH		SOLE		2255
ROYCE VALUE TRUST		COM	780910105	25	3489 SH		SOLE		3489
ROYCE MICRO-CAP TRUST INC	COM	780915104	27	2350 SH		SOLE		2350
TRI-CONTINENTAL CORP		COM	895436103	30	38000 SH	SOLE		38000
ZWEIG TOTAL RETURN FUND INC	COM	989837109	115	46882 SH	SOLE		46882
ALLIANCEBERNSTEIN INC FUND	COM	01881E101	374	3548 SH		SOLE		3548
NUVEEN ARIZONA DVD ADV MUN 3	COM	67072E101	46	1500 SH		SOLE		1500
AMERICAN INCOME FUND INC	COM	02672T109	0	10800 SH	SOLE		10800
BLACKROCK INCOME TRUST		COM	09247F100	78	24699 SH	SOLE		24699
BLACKROCK CREDIT ALLOC III	COM	09249V103	244	7337 SH		SOLE		7337
BLACKROCK MUNIASSETS FUND	COM	09254J102	88	12440 SH	SOLE		12440
BLACKROCK CREDIT ALLOCAT II	COM	09255H105	116	15946 SH	SOLE		15946
BLACKROCK CREDIT ALLOCAT I	COM	09255J101	140	2700 SH		SOLE		2700
GUGGENHEIM AIRLINE ETF		COM	18383Q812	72	975 SH		SOLE		975
DELAWARE INV MINN MUNI II	COM	24610V103	13	4912 SH		SOLE		4912
EATON VANCE TAX-MANAGED DIVE	COM	27828N102	19	2250 SH		SOLE		2250
GENERAL MOTORS CO		COM	37045V100	2	118 SH		SOLE		118
GENERAL MOTORS-CW16		COM	37045V118	1	108 SH		SOLE		108
GENERAL MOTORS-CW19		COM	37045V126	1	108 SH		SOLE		108
GOLDMAN SACHS GROUP INC		COM	38141G104	54	575 SH		SOLE		575
GOOGLE INC-CL A			COM	38259P508	31	60 SH		SOLE		60
HELIOS STRATEGIC MORTGAGE IN	COM	42327M109	72	11610 SH	SOLE		11610
HELIOS STRATEGIC INCOME FUND	COM	42328A203	0	3802 SH		SOLE		3802
INVESCO CALIFORNIA QUALITY M	COM	46130M107	49	3499 SH		SOLE		3499
INVESCO INSURED CALIFORNIA M	COM	46130W105	47	1350 SH		SOLE		1350
INVESCO VAN KAMPEN BOND FUND	COM	46132L107	0	3900 SH		SOLE		3900
MFS INTERMEDIATE INC TRUST	COM	55273C107	0	4590 SH		SOLE		4590
MARKET VECTORS STEEL INDEX F	COM	57060U308	58	9800 SH		SOLE		9800
MARKET VECTORS RUSSIA ETF	COM	57060U506	99	7400 SH		SOLE		7400
MARKET VECTORS INVESTMENT GR	COM	57060U514	0	3000 SH		SOLE		3000
MORGAN STANLEY INCOME SECS	COM	61745P874	79	5900 SH		SOLE		5900
NUVEEN NY DIVIDEND ADV MUNI	COM	67066X107	0	800 SH		SOLE		800
NUVEEN MULTI-CURRENCY SHORT-	COM	67090N109	0	2970 SH		SOLE		2970
POWERSHARES DB US DOL IND BU	COM	73936D107	0	54 SH		SOLE		54
PROSHARES ULTRA OIL & GAS	COM	74347R719	98	7150 SH		SOLE		7150
PROSHARES ULTRA CONSUMER SER	COM	74347R750	35	8000 SH		SOLE		8000
PROSHARES ULTRA FINANCIALS	COM	74347X633	110	3400 SH		SOLE		3400
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A425	174	1350 SH		SOLE		1350
SPDR S&P METALS & MINING ETF	COM	78464A755	61	8900 SH		SOLE		8900
WESTERN ASSET INCOME FUND	COM	95766T100	0	900 SH		SOLE		900
WISDOMTREE INDIA EARNINGS	COM	97717W422	74	4100 SH		SOLE		4100
AMERICAN SELECT PORTFOLIO	COM	029570108	7	7 SH		SHARED			7
BLACKROCK INCOME OPPTY TRST	COM	092475102	40	4110 SH		SHARED			4110
FORT DEARBORN INCOME SEC	COM	347200107	167	10400 SH	SHARED			10400
NUVEEN MICH QUALITY INC MUNI	COM	670979103	55	3960 SH		SHARED			3960
ALLIANCEBERNSTEIN INC FUND	COM	01881E101	147	18443 SH	SHARED			18443
AMERICAN INCOME FUND INC	COM	02672T109	7	970 SH		SHARED			970
BLACKROCK INCOME TRUST		COM	09247F100	26	3670 SH		SHARED			3670
BLACKROCK CREDIT ALLOC III	COM	09249V103	134	13525 SH	SHARED			13525
BLACKROCK CREDIT ALLOCAT II	COM	09255H105	120	12866 SH	SHARED			12866
BLACKROCK CREDIT ALLOCAT I	COM	09255J101	162	18396 SH	SHARED			18396
DELAWARE INV MINN MUNI II	COM	24610V103	54	4100 SH		SHARED			4100
HELIOS STRATEGIC INCOME FUND	COM	42328A203	111	20934 SH	SHARED			20934
INVESCO CALIFORNIA QUALITY M	COM	46130M107	44	3425 SH		SHARED			3425
INVESCO INSURED CALIFORNIA M	COM	46130W105	55	4150 SH		SHARED			4150
INVESCO VAN KAMPEN BOND FUND	COM	46132L107	166	8409 SH		SHARED			8409
MFS INTERMEDIATE INC TRUST	COM	55273C107	0	8 SH		SHARED			8
MARKET VECTORS INVESTMENT GR	COM	57060U514	25	1063 SH		SHARED			1063
MFS INTERMARKET INC TRUST I	COM	59318R103	37	4550 SH		SHARED			4550
NUVEEN NY DIVIDEND ADV MUNI	COM	67066X107	42	3095 SH		SHARED			3095
NUVEEN INSD PREM INC MUNI II	COM	6706D8104	45	3475 SH		SHARED			3475
NUVEEN MULTI-CURRENCY SHORT-	COM	67090N109	35	2665 SH		SHARED			2665
POWERSHARES DB US DOL IND BU	COM	73936D107	181	8130 SH		SHARED			8130
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A458	6	239 SH		SHARED			239
WESTERN ASSET INCOME FUND	COM	95766T100	46	3500 SH		SHARED			3500
BARCLAYS PLC-SPONS ADR		COM	06739H362	69	2975 SH		SHARED			2975
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A425	49	2000 SH		SOLE		2000
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A458	31	1325 SH		SOLE		1325
FREEPORT-MCMORAN COPPER & GO	CALL	35671D907	75	3202 SH		SOLE		3202
MARKET VECTORS ETF TR		CALL	57060U900	55	749 SH		SOLE		749
SPDR S&P 500 ETF TR		CALL	78462F903	26	645 SH		SOLE		645
SPDR S&P 500 ETF TR		PUT	78462F953	163	1000 SH		SOLE		1000
PROSHARES TR			CALL	74347R907	150	3206 SH		SOLE		3206
SBI INT-ENERGY			CALL	81369Y906	58	1771 SH		SOLE		1771